Commitments and Contingencies (Details) $ in Millions	Sep. 30, 2024 USD ($)
Commitments and Contingencies
Percentage Of Project work completed	91.00%
Contract Research Organization (CRO)
Commitments and Contingencies
Amount paid for Research contract	$ 1.8